SHARE OPTION PLAN	6 Months Ended
Jun. 30, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE OPTION PLAN
SHARE OPTION PLAN
No options were granted in the six months ended June 30, 2015.
As of June 30, 2015, the unrecognized compensation cost relating to non-vested options granted under the Company's Option Scheme was $nil (December 31, 2014: $nil).